SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
RMB exchange rate at balance sheet dates	6.9762	6.8632
Average exchange rate for each year	6.8985	6.6174	6.7547